Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	12/26/14-1/31/15
Distribution Date	02/17/15
Transaction Month	1
30/360 Days	24
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:	$1,260,113,012.83

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%	January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%	October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%	April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%	July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%	July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%	July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%	June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$238,000,000.00	1.0000000	$193,185,467.64	0.8117036	$44,814,532.36
Class A-2 Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000	$-
Class A-3 Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000	$-
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$1,250,650,000.00	1.0000000	$1,205,835,467.64	0.9641670	$44,814,532.36

Weighted Avg. Coupon (WAC)	3.22%		3.22%
Weighted Avg. Remaining Maturity (WARM)	56.95		55.85
Pool Receivables Balance	$1,300,588,453.92		$1,257,911,678.48
Remaining Number of Receivables	71,733		70,771

Adjusted Pool Balance	$1,260,113,012.83		$1,219,022,187.87

III. COLLECTIONS

Principal:
Principal Collections	$42,628,593.79
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$48,742.93
Total Principal Collections	$42,677,336.72

Interest:
Interest Collections	$4,109,011.30
Late Fees & Other Charges	$48,156.69
Interest on Repurchase Principal	$-
Total Interest Collections	$4,157,167.99

Collection Account Interest	$920.77
Reserve Account Interest	$78.34
Servicer Advances	$-

Total Collections	$46,835,503.82

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	12/26/14-1/31/15
Distribution Date	02/17/15
Transaction Month	1
30/360 Days	24
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections	$46,835,503.82
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$46,835,503.82

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,228,333.54	$-	$1,228,333.54	$1,228,333.54
Collection Account Interest					$920.77
Late Fees & Other Charges					$48,156.69
Total due to Servicer					$1,277,411.00

2. Class A Noteholders Interest:
Class A-1 Notes		$42,840.00		$42,840.00
Class A-2 Notes		$181,333.33		$181,333.33
Class A-3 Notes		$280,000.00		$280,000.00
Class A-4 Notes		$117,116.73		$117,116.73

Total Class A interest:		$621,290.06		$621,290.06	$621,290.06

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,913.60		$26,913.60	$26,913.60

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$44,906.40		$44,906.40	$44,906.40

7. Third Priority Principal Distribution:		$3,907,812.13		$3,907,812.13	$3,907,812.13

8. Class D Noteholders Interest:		$50,450.40		$50,450.40	$50,450.40

Available Funds Remaining:					$40,906,720.23

9. Regular Principal Distribution Amount:					$40,906,720.23

		Distributable Amount		Paid Amount
Class A-1 Notes				$44,814,532.36
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$50,529,507.32		$44,814,532.36
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$50,529,507.32		$44,814,532.36

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$40,475,441.09
Beginning Period Amount	$40,475,441.09
Current Period Amortization	$1,585,950.47
Ending Period Required Amount	$38,889,490.61
Ending Period Amount	$38,889,490.61
Next Distribution Date Required Amount	$37,519,161.15

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	12/26/14-1/31/15
Distribution Date	02/17/15
Transaction Month	1
30/360 Days	24
Actual/360 Days	27

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$9,463,012.83	$13,186,720.23	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	0.75%	1.05%	1.50%
Overcollateralization as a % of Current Adjusted Pool	0.75%	1.08%	1.55%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.66%	70,528	99.58%	$1,252,593,041.10
30 - 60 Days	0.32%	225	0.39%	$4,890,057.48
61 - 90 Days	0.02%	17	0.03%	$428,579.90
91 + Days	0.00%	1	0.00%	$-
		70,771		$1,257,911,678.48
Total
Delinquent Receivables 61 + days past due	0.03%	18	0.03%	$428,579.90
Delinquency Ratio 61+ for 1st Preceding Collection Period
Delinquency Ratio 61+ for 2nd Preceding Collection Period
Three-Month Average Delinquency Ratio	0.03%		0.03%

Repossession in Current Period		7		$170,911.77
Repossession Inventory		7		$170,911.77

Charge-Offs
Gross Principal of Charge-Off for Current Period				$48,181.65
Recoveries				$(48,742.93)
Net Charge-offs for Current Period				$(561.28)

Beginning Pool Balance for Current Period				$1,300,588,453.92

Net Loss Ratio				0.00%
Net Loss Ratio for 1st Preceding Collection Period
Net Loss Ratio for 2nd Preceding Collection Period
Three-Month Average Net Loss Ratio for Current Period				0.00%

Cumulative Net Losses for All Periods				$(561.28)
Cumulative Net Losses as a % of Initial Pool Balance				0.00%

Principal Balance of Extensions				$7,739,128.59
Number of Extensions				325